Revenue - Additional Information (Detail) - CAD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jan. 01, 2018	Jan. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of performance obligations [abstract]
Deferred revenue	$ 196.4		$ 174.4
Explanation of how timing of satisfaction of performance obligations relates to typical timing of payment		Revenue recognized in 2019 from performance obligations satisfied (or partially satisfied) in prior years was less than 5% (2018 – 5%) of the Company's gross revenue from continuing operations.
Revenue from performance obligations unsatisfied (or partially unsatisfied)			$ 4,257.0	$ 4,179.0
Expected revenue recognition as contracts			77.00%	77.00%
Explanation of expected revenue recognition as contracts				The Company expects to recognize approximately 77% (2018 – 77%) of this revenue as contracts are completed over the next 18 months (2018 – 18 months) with the remainder recognized thereafter.